INCOME TAXES (Details) - HKD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2020
Hong Kong | Assessable profits of first HKD$2 million
Effective Income Tax Rate Reconciliation [Line Items]
Assessable profits	$ 2
Income tax rate	8.25%
Hong Kong | Assessable profits above HKD$2 million
Effective Income Tax Rate Reconciliation [Line Items]
Assessable profits	$ 2
Income tax rate	16.50%
PRC
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate	25.00%
PRC | Horgos Baosheng
Effective Income Tax Rate Reconciliation [Line Items]
Preferential income tax rate	0.00%
Preferential income tax rate term		5 years
PRC | Kashi Baosheng
Effective Income Tax Rate Reconciliation [Line Items]
Preferential income tax rate	0.00%
Preferential income tax rate term	5 years
PRC | Baosheng Technology
Effective Income Tax Rate Reconciliation [Line Items]
Preferential income tax rate	0.00%
Preferential income tax rate term	5 years